Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2021
Office Equipment	$31,183	$10,665
Electronic Equipment	78,321	74,845
Motor Vehicles	320,146	315,964
Total property, plant and equipment, at cost	429,650	401,474
Less: accumulated depreciation	(134,376)	(97,986)
Property, plant and equipment, net	$295,274	$303,488

As of December 31, 2021 and June 30, 2021, there was not any pledged property, plant or equipment. The Company recorded depreciation expense of $34,814 and $7,898 for the six months ended December 31, 2021 and 2020, respectively. For the six months ended December 31, 2021 and 2020, the Company recorded no impairment losses for property, plant and equipment. For the six months ended December 31, 2021 and 2020, the Company recorded no disposal of property, plant and equipment.